Current and Long-Term Debt and Capital Lease Obligation - Narrative (Q1) (Details) - USD ($)	Jan. 12, 2021	Jan. 17, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2017
Debt Instrument [Line Items]
Payments on long-term debt		$ 28,300,000
Letters of credit outstanding, amount		2,854,000				$ 2,725,000
Debt collateral amount		3,274,000	$ 2,914,000
Capital lease obligations			$ 212,000	$ 246,000	$ 502,000
2020 Financing Agreement
Debt Instrument [Line Items]
Debt and line of credit maximum borrowing capacity		$ 72,500,000
Write off of debt issuance costs	$ 1,234,000
Loss on extinguishment of debt	$ 1,575,000
2020 Financing Agreement | Prepayment Period, First 24 Months
Debt Instrument [Line Items]
Debt prepayment, percent of principal		3.00%
2020 Financing Agreement | Prepayment Period, 13 Through 24 Months
Debt Instrument [Line Items]
Debt prepayment, change in control, percent of principal		2.25%
2020 Financing Agreement | Prepayment Period, 25 to 36 Months
Debt Instrument [Line Items]
Debt prepayment, percent of principal		1.00%
2020 Financing Agreement | Prepayment Period, After 36 Months
Debt Instrument [Line Items]
Debt prepayment, percent of principal		0.00%
2020 Financing Agreement | Secured Debt
Debt Instrument [Line Items]
Debt face amount		$ 45,000,000.0
Debt periodic payment, percent of principal		0.25%
2020 Financing Agreement | Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt maximum borrowing capacity		$ 20,000,000.0
2020 Financing Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		7,500,000
Line of credit maximum borrowing capacity sub-limit increase		$ 4,000,000.0